Revenue and Expenses	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Revenues and Expenses
Revenue and expenses
Revenues
The breakdown of Revenues for the years 2019, 2018 and 2017 is as follows:

Millions of euros	2019	2018	2017
Rendering of services	42,264	43,085	47,175
Sales	6,158	5,608	4,833
Total	48,422	48,693	52,008

Sales mainly include the sale of mobile terminals.
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2019	2018	2017
Own work capitalized	890	815	863
Gain on disposal of companies	677	21	3
Gain on disposal of other assets	612	241	176
Government grants	22	22	23
Other operating income	641	523	424
Total	2,842	1,622	1,489

Gain on disposal of companies in 2019 mainly includes the gains for the sales of Antares, Telefonía Celular de Nicaragua and Telefónica Móviles Panama (see Note 2). In addition, it includes the capital gain for the sale of Data Centers, amounting to 213 million euros (see Note 2). In 2018 it mainly included the gain on disposal of Tokbox Inc (see Appendix I).
“Gain on disposal of other assets” includes gains from the sale of telephone towers of 176 million euros, 53 million euros and 7 million euros in 2019, 2018 and 2017, respectively. Additionally, in 2019 it included a 95 million euros gain corresponding to licenses with deferred payments of Telefónica México that were released (see Note 2).
"Other operating income" in 2019 includes 103 million euros corresponding to the amount received for the irrevocable sale of the future credit rights that might arise from the favorable resolution of a number of claims and lawsuits of various kinds that Telefónica had filed at the date of the sale agreement, which are currently pending resolution. Furthermore, the agreement includes an additional amount of 51 million euros collected from the sale of future credit rights that might arise from claims filed within four years following the date of the agreement. Of this amount, 31 million euros were not yet recognized in the income statement at December 31, 2019. The consideration received as a result of this transaction is less than 10% of the underlying nominal amount of the current claims.
"Other operating income" in 2018 included gains from changes in the fair value of equity instruments for 24 million euros.
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2019	2018	2017
Leases included in "Other expenses" (1)	123	1,071	1,069
Advertising	892	1,029	1,211
Other external services	10,478	10,398	10,445
Taxes other than income tax	995	365	1,285
Change in trade provisions	939	748	863
Losses on disposal of fixed assets and changes in provisions for fixed assets	187	35	44
Goodwill impairment (Note 7)	206	350	—
Other operating expenses	624	403	509
Total	14,444	14,399	15,426
(1) Following the adoption of IFRS 16 (Leases) in 2019, only included short-term leases and leases of low-value or intangible assets (see Notes 2 and 9).
The favorable court rulings obtained by Telefónica Brazil in relation to the right to exclude the state tax on goods and services (ICMS) from the tax base for PIS and COFINS contributions, reduced the “Taxes” item by 789 million euros in 2018 (see Note 12).
"Losses on disposal of fixed assets and changes in provisions for fixed assets" in 2019 includes a 123 million euros loss on disposal of intangible assets for the return of spectrum licenses of Telefónica Mexico (see Note 2).
"Other operating expenses" in 2019 includes the impact of the transformation of the operating model of Telefónica Mexico in certain pre-existing service contracts, amounting to 167 million euros (see Note 2).
Estimated payment schedule
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	4,590
1 to 3 years	4,590
3 to 5 years	1,265
More than 5 years	1,030
Total	11,475

Commitments for short-term leases and low value leases amounted to 50 million euros as of December 31, 2019. In addition, lease collection commitments amounted to 18 million euros as of December 31, 2019.

Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by segment (see Note 4) in 2019, 2018 and 2017, together with total headcount at December 31 each year.

	2019		2018		2017
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	25,132	22,869	26,712	25,305	28,084	27,291
Telefónica United Kingdom	6,940	6,861	6,732	7,188	6,776	6,687
Telefónica Germany	8,034	7,955	8,366	8,203	8,653	8,535
Telefónica Brazil	33,147	33,905	34,068	33,499	33,991	34,125
Telefónica Hispam Norte	11,108	10,604	12,254	12,156	12,620	12,354
Telefónica Hispam Sur	24,142	23,085	24,883	24,673	25,378	25,095
Other companies	8,844	8,540	8,838	9,114	9,869	8,631
Total	117,347	113,819	121,853	120,138	125,371	122,718

At December 31, 2019, approximately 37.97% of the final headcount are women (37.72% at December 31, 2018).
At December 31, 2019, the number of employees with disabilities is 1,081 (955 employees at December 31, 2018), of which 222 employees are in Spain (217 employees in 2018).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2019	2018	2017
Property, plant and equipment (Note 8)	5,613	5,751	5,953
Intangible assets (Note 6)	3,248	3,298	3,443
Rights of use (Note 9)	1,721	n.a.	n.a.
Total	10,582	9,049	9,396

Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 17) and for the interest cost accrued in the period in relation to the debt component of the mandatorily convertible notes of the parent company (which matured on September 25, 2017, see Note 17) by (b) the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued upon the conversion of the said mandatorily convertible notes from the date of their issuance.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2019	2018	2017
Profit attributable to ordinary equity holders of the parent from continuing operations	1,142	3,331	3,132
Adjustment for the coupon corresponding to undated deeply subordinated securities	(379)	(540)	(374)
Tax effect	97	138	97
Adjustment for the financial expense of the debt component of the mandatorily convertible notes	—	—	1
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	860	2,929	2,856

Number of shares (thousands)	2019	2018	2017
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,119,138	5,126,575	5,110,188
Adjustment for mandatorily convertible notes	—	—	—
Adjusted number of shares for basic earnings per share (excluding treasury shares)	5,119,138	5,126,575	5,110,188
Telefónica, S.A. share option plans	4,766	663	—
Weighted average number of ordinary shares outstanding for diluted earnings per share	5,123,904	5,127,238	5,110,188

Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Figures in euros	2019	2018	2017
Basic earnings per share	0.17	0.57	0.56
Diluted earnings per share	0.17	0.57	0.56

Revenues and Expenses
Revenue and expenses
Revenues
The breakdown of Revenues for the years 2019, 2018 and 2017 is as follows:

Millions of euros	2019	2018	2017
Rendering of services	42,264	43,085	47,175
Sales	6,158	5,608	4,833
Total	48,422	48,693	52,008

Sales mainly include the sale of mobile terminals.
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2019	2018	2017
Own work capitalized	890	815	863
Gain on disposal of companies	677	21	3
Gain on disposal of other assets	612	241	176
Government grants	22	22	23
Other operating income	641	523	424
Total	2,842	1,622	1,489

Gain on disposal of companies in 2019 mainly includes the gains for the sales of Antares, Telefonía Celular de Nicaragua and Telefónica Móviles Panama (see Note 2). In addition, it includes the capital gain for the sale of Data Centers, amounting to 213 million euros (see Note 2). In 2018 it mainly included the gain on disposal of Tokbox Inc (see Appendix I).
“Gain on disposal of other assets” includes gains from the sale of telephone towers of 176 million euros, 53 million euros and 7 million euros in 2019, 2018 and 2017, respectively. Additionally, in 2019 it included a 95 million euros gain corresponding to licenses with deferred payments of Telefónica México that were released (see Note 2).
"Other operating income" in 2019 includes 103 million euros corresponding to the amount received for the irrevocable sale of the future credit rights that might arise from the favorable resolution of a number of claims and lawsuits of various kinds that Telefónica had filed at the date of the sale agreement, which are currently pending resolution. Furthermore, the agreement includes an additional amount of 51 million euros collected from the sale of future credit rights that might arise from claims filed within four years following the date of the agreement. Of this amount, 31 million euros were not yet recognized in the income statement at December 31, 2019. The consideration received as a result of this transaction is less than 10% of the underlying nominal amount of the current claims.
"Other operating income" in 2018 included gains from changes in the fair value of equity instruments for 24 million euros.
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2019	2018	2017
Leases included in "Other expenses" (1)	123	1,071	1,069
Advertising	892	1,029	1,211
Other external services	10,478	10,398	10,445
Taxes other than income tax	995	365	1,285
Change in trade provisions	939	748	863
Losses on disposal of fixed assets and changes in provisions for fixed assets	187	35	44
Goodwill impairment (Note 7)	206	350	—
Other operating expenses	624	403	509
Total	14,444	14,399	15,426
(1) Following the adoption of IFRS 16 (Leases) in 2019, only included short-term leases and leases of low-value or intangible assets (see Notes 2 and 9).
The favorable court rulings obtained by Telefónica Brazil in relation to the right to exclude the state tax on goods and services (ICMS) from the tax base for PIS and COFINS contributions, reduced the “Taxes” item by 789 million euros in 2018 (see Note 12).
"Losses on disposal of fixed assets and changes in provisions for fixed assets" in 2019 includes a 123 million euros loss on disposal of intangible assets for the return of spectrum licenses of Telefónica Mexico (see Note 2).
"Other operating expenses" in 2019 includes the impact of the transformation of the operating model of Telefónica Mexico in certain pre-existing service contracts, amounting to 167 million euros (see Note 2).
Estimated payment schedule
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	4,590
1 to 3 years	4,590
3 to 5 years	1,265
More than 5 years	1,030
Total	11,475

Commitments for short-term leases and low value leases amounted to 50 million euros as of December 31, 2019. In addition, lease collection commitments amounted to 18 million euros as of December 31, 2019.

Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by segment (see Note 4) in 2019, 2018 and 2017, together with total headcount at December 31 each year.

	2019		2018		2017
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	25,132	22,869	26,712	25,305	28,084	27,291
Telefónica United Kingdom	6,940	6,861	6,732	7,188	6,776	6,687
Telefónica Germany	8,034	7,955	8,366	8,203	8,653	8,535
Telefónica Brazil	33,147	33,905	34,068	33,499	33,991	34,125
Telefónica Hispam Norte	11,108	10,604	12,254	12,156	12,620	12,354
Telefónica Hispam Sur	24,142	23,085	24,883	24,673	25,378	25,095
Other companies	8,844	8,540	8,838	9,114	9,869	8,631
Total	117,347	113,819	121,853	120,138	125,371	122,718

At December 31, 2019, approximately 37.97% of the final headcount are women (37.72% at December 31, 2018).
At December 31, 2019, the number of employees with disabilities is 1,081 (955 employees at December 31, 2018), of which 222 employees are in Spain (217 employees in 2018).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2019	2018	2017
Property, plant and equipment (Note 8)	5,613	5,751	5,953
Intangible assets (Note 6)	3,248	3,298	3,443
Rights of use (Note 9)	1,721	n.a.	n.a.
Total	10,582	9,049	9,396

Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 17) and for the interest cost accrued in the period in relation to the debt component of the mandatorily convertible notes of the parent company (which matured on September 25, 2017, see Note 17) by (b) the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued upon the conversion of the said mandatorily convertible notes from the date of their issuance.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2019	2018	2017
Profit attributable to ordinary equity holders of the parent from continuing operations	1,142	3,331	3,132
Adjustment for the coupon corresponding to undated deeply subordinated securities	(379)	(540)	(374)
Tax effect	97	138	97
Adjustment for the financial expense of the debt component of the mandatorily convertible notes	—	—	1
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	860	2,929	2,856

Number of shares (thousands)	2019	2018	2017
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,119,138	5,126,575	5,110,188
Adjustment for mandatorily convertible notes	—	—	—
Adjusted number of shares for basic earnings per share (excluding treasury shares)	5,119,138	5,126,575	5,110,188
Telefónica, S.A. share option plans	4,766	663	—
Weighted average number of ordinary shares outstanding for diluted earnings per share	5,123,904	5,127,238	5,110,188

Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Figures in euros	2019	2018	2017
Basic earnings per share	0.17	0.57	0.56
Diluted earnings per share	0.17	0.57	0.56